SUPPLEMENT DATED OCTOBER 26, 2010
TO PROSPECTUS DATED MAY 1, 2010
FOR WRL ASSET ADVISORSM
and
TO PROSPECTUS DATED MAY 1, 2009
FOR WRL EVOLUTIONSM
and
TO PROSPECTUS DATED MAY 1, 2008
FOR WRL BENEFACTORSM
Each An Individual Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account G
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Asset AdvisorSM, WRL EvolutionSM and WRL BenefactorSM prospectuses.   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following paragraph replaces the last paragraph under the section entitled “The Policy – Ownership Rights” in your prospectus:

No designation or change in designation of an owner will take effect unless we receive written request thereof. The request will take effect as of the date we receive it, in good order, at our mailing address, or by fax at our administrative office (1-727-299-1620), subject to payment or other action taken by us before it was received.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE